Current and Deferred Income Tax (ISR): Temporary differences (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax:
Deferred income tax asset	$ 258,447	$ 296,935
Deferred income tax payable	(3,536,637)	(4,149,748)
Deferred income tax liability - Net	(3,278,190)	(3,852,813)	$ (2,897,858)
Temporary liabilities
Income tax:
Deferred income tax asset	71,108	65,643
Bank loans' fair value
Income tax:
Deferred income tax asset	31,694	36,597
Tax loss carry forwards
Income tax:
Deferred income tax asset	87,321	126,688
Deferred income tax liability - Net	87,321	126,688
Allowance for doubtful accounts
Income tax:
Deferred income tax asset	68,324	68,007
Deferred income tax liability - Net	68,324	68,007	$ 68,653
Fixed assets and concession
Income tax:
Deferred income tax payable	(2,682,600)	(3,045,654)
Temporary assets
Income tax:
Deferred income tax payable	(368,102)	(393,103)
Investment in foreign subsidiaries (Retained profits of Aerostar, Airplan and ASUR US - from 2025)
Income tax:
Deferred income tax payable	(485,935)	(710,991)
Colombia (Airplan) | Fixed assets and concession
Income tax:
Deferred income tax asset		388,421
Deferred income tax payable	(22,242)
Puerto Rico (Aerostar) | Fixed assets and concession
Income tax:
Deferred income tax payable	$ (1,102,163)	$ (1,234,730)